INCOME TAX EXPENSE - Income tax expense (benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 672,064	$ 1,290,009
State and local	(168,846)	367,441
Total current	503,218	1,657,450
Deferred:
Federal	(96,804)	96,804
State and local	52,641	(52,641)
Total deferred	(44,163)	44,163
Income tax expense	$ 459,055	$ 1,701,613